Other income and expenses - LPC GmbH (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Other income and expenses
Noncontrolling interests		€ 130	€ 95
LPC GmbH
Other income and expenses
Proportion of ownership interest in subsidiary	51.00%
Consideration for disposal of subsidiary	€ 213
Consideration to be received over time	€ 200
Payment due period (in years)	4 years
Noncontrolling interests	€ (268)
Profit/(loss) allocated to non-controlling interest	€ (101)